Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Current assets:
Cash	$ 5,789	$ 1,435	$ 3,659
Accounts receivable	677		25
Other receivables	325	3,933	72
Lease receivables	9,556
Inventory	9,138	4,085	19
Biological assets	2,187	755
Notes receivable	1,871
Prepaid expenses	2,198	272	128
Total current assets	31,741	10,480	3,903
Restricted cash	2,352	0
Property and equipment, net	41,822	19,849	5,894
Notes receivable	1,049	1,392	615
Lease receivables	23,944
Intangible assets	41,442	21,893	1,141
Goodwill	33,988	6,066
Right-of-use assets	20,476
Investments	759
Deposits	6,346	789	351
TOTAL ASSETS	203,919	60,469	11,904
Current Liabilities
Accounts payable and accrued expenses	8,138	2,043	616
Taxes payable	1,609	648
Lease liability	972	42
Deferred rent		230	121
Contingent consideration payable	750
Notes payable and accrued interest	7,382	9,198	3,795
Total current liabilities	18,851	12,161	4,532
Convertible notes	35,607		9,436
Notes payable and accrued interest	44,289
Long term notes payable	1,903		9,436
Long term accounts payable	1,600
Unearned revenue			367
Contingent consideration payable	4,714
Deferred tax liabilities	2,591	232
Lease liability	20,976	45
TOTAL LIABILITIES	127,940	12,438	14,335
EQUITY (DEFICIENCY)
Equity attributable to 4Front Ventures Corp.	252,656	68,959	10,064
Reserves	25,618	2,227	1,039
Deficit	(202,090)	(21,487)	(12,739)
Non-controlling interests	(205)	(1,668)	(795)
TOTAL EQUITY (DEFICIENCY)	75,979	48,031	(2,431)
TOTAL LIABILITIES AND EQUITY (DEFICIENCY)	$ 203,919	$ 60,469	$ 11,904